Net interest income	12 Months Ended
Sep. 30, 2022
Net interest income
Net interest income

Note 3. Net interest income

Accounting policy

Interest income and interest expense for all interest earning financial assets and interest bearing financial liabilities at amortised cost or FVOCI, detailed within the table below, are recognised using the effective interest method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Interest income is calculated based on the gross carrying amount of financial assets in stages 1 and 2 of the Group’s ECL model and on the carrying amount net of the provision for ECL for financial assets in stage 3.

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Interest income[1]
Calculated using the effective interest method
Cash and balances with central banks	683	30	135	534	14
Collateral paid	68	16	75	67	15
Investment securities	1,126	1,200	1,521	1,002	1,120
Loans	21,096	20,756	24,848	17,853	17,971
Other financial assets	2	2	17	2	2
Due from subsidiaries[2]	-	-	-	797	645
Assets held for sale	6	128	-	6	50
Total interest income calculated using the effective interest method[2]	22,981	22,132	26,596	20,261	19,817
Other
Net ineffectiveness on qualifying hedges	(77)	(46)	87	(80)	(42)
Trading securities and financial assets measured at FVIS and loans	347	192	364	317	182
Due from subsidiaries	-	-	-	115	118
Total other	270	146	451	352	258
Total interest income[2]	23,251	22,278	27,047	20,613	20,075
Interest expense
Calculated using the effective interest method
Collateral received	(64)	(4)	(26)	(64)	(3)
Deposits and other borrowings	(2,810)	(1,801)	(4,652)	(2,097)	(1,402)
Debt Issues	(2,257)	(1,861)	(2,907)	(2,028)	(1,655)
Due to subsidiaries[2]	-	-	-	(1,389)	(1,119)
Loan capital	(1,026)	(849)	(800)	(1,025)	(849)
Other financial liabilities	(162)	(112)	(98)	(124)	(110)
Liabilities held for sale	-	(11)	-	-	(9)
Total interest expense calculated using the effective interest method[2]	(6,319)	(4,638)	(8,483)	(6,727)	(5,147)
Other
Deposits and other borrowings	(399)	(67)	(402)	(345)	(48)
Trading liabilities[3]	1,169	(122)	(787)	1,177	297
Debt issues	(93)	(64)	(107)	(57)	(58)
Bank levy	(340)	(392)	(408)	(340)	(392)
Due to subsidiaries	-	-	-	93	(296)
Other interest expense	(108)	(136)	(164)	(97)	(126)
Liabilities held for sale	-	(1)	-	-	-
Total other	229	(782)	(1,868)	431	(623)
Total interest expense[2]	(6,090)	(5,420)	(10,351)	(6,296)	(5,770)
Total net interest income[2]	17,161	16,858	16,696	14,317	14,305

1.

Interest income included items relating to compliance, regulation and remediation costs recognised as an addition in interest income of $1 million (2021: $106 million addition, 2020: $170 million reduction) for the Group, and an addition of $7 million (2021: $149 million addition) for the Parent Entity. Refer to Note 26 for further details.

2.Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.

3.	Includes net impact of Treasury balance sheet management activities.